Subsequent Events (Details) $ in Thousands, $ in Thousands	Jun. 01, 2022 CAD ($) shares	Jun. 01, 2022 USD ($) shares	Jun. 01, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Apr. 01, 2020 CAD ($)	Apr. 01, 2019 CAD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Lease liabilities | $				$ 21,263	$ 15,459	$ 15,459	$ 13,232
Acquisition of outstanding shares of Datum Consulting Group, LLC | Datum Consulting Group, LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid	$ 57,500	$ 45,500
Lease liabilities	600		$ 500
Cash consideration for acquisition	17,300		13,700
Issuance of shares	5,100		4,000
Deferred cash consideration	13,000	10,300
Deferred share consideration	5,100	$ 4,000
Earn-out	$ 16,400		$ 13,000
Deferred consideration, payout period	3 years	3 years
Contingent consideration, payable in cash, percentage	75.00%		75.00%
Contingent consideration, payable in shares, percentage	25.00%		25.00%
Contingent consideration, period	3 years	3 years
Acquisition of outstanding shares of Datum Consulting Group, LLC | Datum Consulting Group, LLC | Subordinate Voting Shares
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Issuance of Subordinate Voting Shares (in shares) | shares	1,867,262	1,867,262